Expense Example, No Redemption - PUTNAM OHIO TAX EXEMPT INCOME FUND II - Class C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	886
Expense Example, No Redemption, 10 Years	$ 1,732